American Funds® Global Balanced Fund
Investment portfolio
January 31, 2023
unaudited

Common stocks 59.48% Financials 10.49%	Shares	Value (000)
Zurich Insurance Group AG	645,698	$319,346
B3 SA-Brasil, Bolsa, Balcao	123,265,198	314,701
HDFC Bank, Ltd. (ADR)	1,650,000	111,144
HDFC Bank, Ltd.	5,081,581	99,983
ING Groep NV	11,400,500	164,548
AIA Group, Ltd.	14,104,390	159,274
Kotak Mahindra Bank, Ltd.	4,963,621	105,210
Citigroup, Inc.	1,945,000	101,568
United Overseas Bank, Ltd.	4,350,000	99,078
DBS Group Holdings, Ltd.	3,500,000	95,814
BlackRock, Inc.	120,434	91,435
Toronto-Dominion Bank (CAD denominated)	1,276,952	88,351
PNC Financial Services Group, Inc.	500,950	82,872
DNB Bank ASA	3,554,565	66,406
Resona Holdings, Inc.	10,965,500	60,732
BNP Paribas SA	819,600	56,179
KBC Groep NV	722,000	53,389
JPMorgan Chase & Co.	344,000	48,146
Nasdaq, Inc.	764,655	46,024
Münchener Rückversicherungs-Gesellschaft AG	121,473	43,750
Aegon NV	7,948,000	43,677
Bank Central Asia Tbk PT	71,770,000	40,675
Banco Santander, SA	11,233,000	39,195
Ping An Insurance (Group) Company of China, Ltd., Class H	4,188,360	32,692
Ping An Insurance (Group) Company of China, Ltd., Class A	691,969	5,223
National Bank of Canada	499,500	37,522
Tryg A/S	1,575,482	36,123
FinecoBank SpA	1,706,184	30,581
Great-West Lifeco, Inc.	1,130,094	29,973
CME Group, Inc., Class A	144,100	25,457
Fairfax Financial Holdings, Ltd., subordinate voting shares	33,043	21,876
Lufax Holding, Ltd. (ADR)	2,853,800	8,704
Allfunds Group PLC	1,083,800	8,664
		2,568,312
Industrials 8.26%
Raytheon Technologies Corp.	4,550,000	454,317
General Electric Co.	2,525,097	203,220
BAE Systems PLC	16,784,149	177,384
Thales SA	1,272,503	168,122
Carrier Global Corp.	3,117,000	141,917
Siemens AG	850,000	132,061
General Dynamics Corp.	538,400	125,479
L3Harris Technologies, Inc.	576,405	123,823
RELX PLC	3,000,000	89,165
Honeywell International, Inc.	417,755	87,093
American Funds Global Balanced Fund — Page 1 of 25

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
CSX Corp.	2,442,000	$75,507
LIXIL Corp.	3,500,000	60,453
Deutsche Post AG	1,120,000	47,974
Safran SA	310,853	44,638
Brenntag SE	352,394	26,225
Trelleborg AB, Class B	700,000	17,508
Melrose Industries PLC	9,400,660	16,522
NIBE Industrier AB, Class B	1,398,700	15,102
Airbus SE, non-registered shares	118,700	14,873
		2,021,383
Health care 7.70%
Abbott Laboratories	3,648,762	403,371
Siemens Healthineers AG	3,299,000	176,208
Gilead Sciences, Inc.	1,982,930	166,447
Novartis AG	1,838,750	166,298
UnitedHealth Group, Inc.	288,700	144,116
Merck KGaA	520,334	108,186
AstraZeneca PLC	800,000	104,671
GE HealthCare Technologies, Inc.[1]	1,175,032	81,688
AbbVie, Inc.	520,500	76,904
Stryker Corp.	257,070	65,247
Eurofins Scientific SE, non-registered shares	864,857	62,027
Medtronic PLC	716,446	59,959
Amgen, Inc.	216,424	54,625
BioMarin Pharmaceutical, Inc.[1]	426,517	49,199
Bayer AG	660,500	40,969
Thermo Fisher Scientific, Inc.	69,676	39,738
Humana, Inc.	75,374	38,569
Takeda Pharmaceutical Company, Ltd.	1,036,000	32,626
PerkinElmer, Inc.	112,443	15,464
		1,886,312
Information technology 6.72%
Broadcom, Inc.	1,040,820	608,890
Microsoft Corp.	1,989,955	493,131
Micron Technology, Inc.	2,839,800	171,240
Taiwan Semiconductor Manufacturing Company, Ltd.	6,246,200	110,197
GlobalWafers Co., Ltd.	5,892,000	104,084
ServiceNow, Inc.[1]	140,000	63,718
Accenture PLC, Class A	190,700	53,215
NVIDIA Corp.	101,218	19,775
Applied Materials, Inc.	147,100	16,400
Texas Instruments, Inc.	23,538	4,171
		1,644,821
Consumer staples 5.46%
Nestlé SA	2,283,281	278,632
Philip Morris International, Inc.	2,291,243	238,839
ITC, Ltd.	53,249,729	229,918
Imperial Brands PLC	6,131,200	153,708
Seven & i Holdings Co., Ltd.	2,832,100	133,895
Pernod Ricard SA	356,500	73,762
British American Tobacco PLC	1,760,700	67,337
Heineken NV	476,000	47,436
American Funds Global Balanced Fund — Page 2 of 25

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	921,500	$41,504
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	6,543,509	31,672
Treasury Wine Estates, Ltd.	1,775,000	18,279
Kweichow Moutai Co., Ltd., Class A	45,509	12,436
Essity Aktiebolag, Class B	362,500	9,474
		1,336,892
Materials 4.75%
Freeport-McMoRan, Inc.	5,565,400	248,328
Evonik Industries AG	6,901,035	152,784
BHP Group, Ltd. (CDI)	3,949,810	138,176
Linde PLC	412,987	136,674
Fortescue Metals Group, Ltd.	8,055,400	127,782
Shin-Etsu Chemical Co., Ltd.	700,000	104,262
Rio Tinto PLC	1,297,433	101,428
Vale SA (ADR), ordinary nominative shares	4,102,535	76,635
UPM-Kymmene OYJ	946,000	34,308
Air Liquide SA, non-registered shares	155,198	24,733
International Flavors & Fragrances, Inc.	169,800	19,096
		1,164,206
Energy 4.56%
Canadian Natural Resources, Ltd. (CAD denominated)	8,547,958	524,679
Neste OYJ	2,614,323	124,667
Shell PLC (GBP denominated)	3,463,400	101,728
Woodside Energy Group, Ltd.	3,149,191	81,749
Woodside Energy Group, Ltd. (CDI)	713,735	18,540
Chevron Corp.	515,900	89,777
BP PLC	11,837,132	71,618
DT Midstream, Inc.	644,300	35,217
Baker Hughes Co., Class A	1,109,000	35,200
TC Energy Corp. (CAD denominated)	780,609	33,634
		1,116,809
Utilities 4.18%
DTE Energy Company	1,894,124	220,419
Power Grid Corporation of India, Ltd.	70,000,000	185,646
Duke Energy Corp.	1,070,600	109,683
E.ON SE	10,009,000	108,753
ENN Energy Holdings, Ltd.	4,116,000	61,939
Iberdrola, SA, non-registered shares	5,028,119	58,798
Dominion Energy, Inc.	916,900	58,352
National Grid PLC	4,103,765	52,199
Enel SpA	7,686,600	45,243
SembCorp Industries, Ltd.	15,368,100	42,410
NextEra Energy, Inc.	452,694	33,785
Entergy Corp.	304,700	32,993
Public Service Enterprise Group, Inc.	229,000	14,182
		1,024,402
Communication services 3.13%
Netflix, Inc.[1]	510,070	180,493
Alphabet, Inc., Class A1	913,680	90,308
Alphabet, Inc., Class C1	521,420	52,074
Singapore Telecommunications, Ltd.	50,000,000	95,825
American Funds Global Balanced Fund — Page 3 of 25

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Comcast Corp., Class A	1,942,000	$76,418
BCE, Inc.	1,428,000	67,507
Omnicom Group, Inc.	676,000	58,129
Universal Music Group NV	1,986,932	50,832
SoftBank Corp.	3,497,851	40,017
Meta Platforms, Inc., Class A1	254,751	37,950
Electronic Arts, Inc.	131,873	16,969
Yandex NV, Class A1,2	234,900	—[3]
		766,522
Consumer discretionary 2.56%
LVMH Moët Hennessy-Louis Vuitton SE	154,160	134,672
Cie. Financière Richemont SA, Class A	545,374	84,089
Ferrari NV	253,100	63,606
Ferrari NV (EUR denominated)	68,200	17,007
Tesla, Inc.[1]	464,348	80,434
InterContinental Hotels Group PLC	787,200	54,476
Royal Caribbean Cruises, Ltd.[1,4]	528,200	34,301
Starbucks Corp.	295,400	32,240
General Motors Company	747,000	29,372
Astra International Tbk PT	66,063,040	26,522
Aptiv PLC[1]	164,516	18,605
D.R. Horton, Inc.	182,833	18,044
Restaurant Brands International, Inc.	256,475	17,166
Airbnb, Inc., Class A1	120,800	13,422
JD.com, Inc., Class A	63,244	1,882
		625,838
Real estate 1.67%
Equinix, Inc. REIT	130,319	96,192
CTP NV	6,561,334	95,171
Embassy Office Parks REIT	22,000,000	88,296
Sun Hung Kai Properties, Ltd.	2,994,000	42,577
Digital Realty Trust, Inc. REIT	291,500	33,412
Crown Castle, Inc. REIT	188,000	27,845
Americold Realty Trust, Inc. REIT	824,500	25,898
		409,391
Total common stocks (cost: $11,078,767,000)		14,564,888
Preferred securities 0.39% Financials 0.22%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,4]	13,366,000	29,673
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	11,506,000	23,242
		52,915
Consumer discretionary 0.17%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[1,4]	355,106	42,129
Total preferred securities (cost: $117,547,000)		95,044
American Funds Global Balanced Fund — Page 4 of 25

unaudited
Convertible stocks 0.32% Utilities 0.20%	Shares	Value (000)
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,025,600	$49,178
Health care 0.12%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023	22,300	29,971
Total convertible stocks (cost: $79,896,000)		79,149
Investment funds 1.58%
Capital Group Central Corporate Bond Fund[5]	45,695,981	386,131
Total investment funds (cost: $365,212,000)		386,131
Bonds, notes & other debt instruments 32.85% Bonds & notes of governments & government agencies outside the U.S. 12.69%	Principal amount (000)
Abu Dhabi (Emirate of) 0.75% 9/2/2023[6]	USD10,835	10,575
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	159
Asian Development Bank 1.125% 6/10/2025	GBP9,045	10,471
Australia (Commonwealth of), Series 139, 3.25% 4/21/2025	AUD37,975	26,878
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	26,025	17,821
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	65,980	39,842
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	43,200	24,711
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	95,590	63,975
Austria (Republic of) 0% 2/20/2031	EUR37,380	32,546
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	17,030	18,639
Brazil (Federative Republic of) 0% 1/1/2024	BRL66,761	11,719
Brazil (Federative Republic of) 10.00% 1/1/2025	84,799	15,941
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,920	8,514
Canada 0.75% 10/1/2024	CAD106,870	76,271
Canada 2.25% 6/1/2025	39,295	28,719
Canada 0.25% 3/1/2026	36,425	24,927
Canada 3.50% 3/1/2028	61,295	47,141
Canada 2.00% 6/1/2032	1,800	1,252
Canada 2.75% 12/1/2048	9,900	7,112
Chile (Republic of) 4.70% 9/1/2030	CLP9,705,000	11,619
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	CNY26,590	4,076
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	137,440	22,265
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	106,390	15,964
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	643,000	103,812
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	213,410	31,717
China Development Bank Corp., Series 1904, 3.68% 2/26/2026	53,480	8,113
China Development Bank Corp., Series 1909, 3.50% 8/13/2026	28,330	4,280
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	29,309
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	27,387
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	20,751
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	20,300
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	424
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP139,633,700	23,438
Colombia (Republic of), Series B, 7.00% 3/26/2031	254,621,500	40,539
Colombia (Republic of), Series B, 7.25% 10/18/2034	3,151,000	473
Colombia (Republic of), Series B, 7.25% 10/26/2050	57,462,000	7,524
Costa Rica (Republic of) 6.125% 2/19/2031[6]	USD3,080	3,036
European Financial Stability Facility 0.40% 2/17/2025	EUR13,200	13,649
American Funds Global Balanced Fund — Page 5 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
European Financial Stability Facility 0% 10/15/2025	EUR1,200	$1,210
European Investment Bank 0.375% 9/15/2027	8,975	8,762
European Investment Bank 0.25% 1/20/2032	39,615	34,258
European Union 0% 7/6/2026	12,100	11,959
European Union 0.25% 10/22/2026	5,265	5,220
European Union 0% 6/2/2028	10,920	10,235
European Union 1.625% 12/4/2029	2,080	2,093
French Republic O.A.T. 0.75% 2/25/2028	40,010	39,738
French Republic O.A.T. 0% 11/25/2030	130,490	115,987
French Republic O.A.T. 2.00% 11/25/2032	37,915	38,599
French Republic O.A.T. 3.25% 5/25/2045	6,700	7,518
French Republic O.A.T. 0.75% 5/25/2052	800	495
Germany (Federal Republic of) 0% 4/11/2025	72,390	74,497
Germany (Federal Republic of) 0% 10/9/2026	1,460	1,457
Germany (Federal Republic of) 0% 4/16/2027	80,675	79,642
Germany (Federal Republic of) 0% 8/15/2030	35,175	32,478
Germany (Federal Republic of) 0% 8/15/2031	64,485	58,209
Germany (Federal Republic of) 1.70% 8/15/2032	84,106	87,188
Germany (Federal Republic of) 0% 8/15/2050	14,895	8,991
Germany (Federal Republic of) 0% 8/15/2052	1,750	1,015
Greece (Hellenic Republic of) 3.375% 2/15/2025	19,678	21,509
Greece (Hellenic Republic of) 0% 2/12/2026	3,070	3,021
Greece (Hellenic Republic of) 1.75% 6/18/2032	38,300	33,979
India (Republic of) 5.15% 11/9/2025	INR799,470	9,291
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	IDR62,796,000	4,549
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	62,682,000	4,674
Ireland (Republic of) 3.00% 10/18/2043	EUR9,180	9,958
Israel (State of) 2.50% 1/15/2030	USD11,080	9,967
Israel (State of) 4.50% 1/17/2033	370	372
Israel (State of) 3.375% 1/15/2050	2,970	2,315
Israel (State of) 3.875% 7/3/2050	550	469
Italy (Republic of) 0.95% 9/15/2027	EUR626	608
Italy (Republic of) 1.35% 4/1/2030	15,565	14,333
Italy (Republic of) 2.50% 12/1/2032	40,500	38,375
Italy (Republic of) 1.45% 3/1/2036	7,100	5,591
Japan, Series 21, 0.10% 3/10/2026[7]	JPY1,376,791	10,936
Japan, Series 346, 0.10% 3/20/2027	12,172,200	93,466
Japan, Series 23, 0.10% 3/10/2028[7]	5,515,938	43,664
Japan, Series 359, 0.10% 6/20/2030	332,600	2,490
Japan, Series 363, 0.10% 6/20/2031	4,556,600	33,779
Japan, Series 145, 1.70% 6/20/2033	6,000,000	50,725
Japan, Series 152, 1.20% 3/20/2035	21,629,000	172,463
Japan, Series 21, 2.30% 12/20/2035	1,360,000	12,178
Japan, Series 179, 0.50% 12/20/2041	6,707,750	44,347
Japan, Series 36, 2.00% 3/20/2042	200,000	1,704
Japan, Series 42, 1.70% 3/20/2044	928,200	7,482
Japan, Series 37, 0.60% 6/20/2050	5,484,650	33,053
Japan, Series 70, 0.70% 3/20/2051	2,291,250	14,112
Japan, Series 74, 1.00% 3/20/2052	5,404,300	35,998
Japan, Series 76, 1.40% 9/20/2052	5,100,050	37,461
KfW 1.125% 7/4/2025	GBP8,400	9,713
Malaysia (Federation of), Series 0413, 3.844% 4/15/2033	MYR26,848	6,272
Malaysia (Federation of), Series 0318, 4.642% 11/7/2033	51,530	12,818
Morocco (Kingdom of) 1.50% 11/27/2031	EUR12,240	10,024
Morocco (Kingdom of) 1.50% 11/27/2031	1,290	1,056
American Funds Global Balanced Fund — Page 6 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 3.75% 4/17/2026[6]	USD1,000	$952
Panama (Republic of) 4.50% 4/1/2056	650	497
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	1,070	1,009
Philippines (Republic of) 0.001% 4/12/2024	JPY2,600,000	19,770
Philippines (Republic of) 0.25% 4/28/2025	EUR3,750	3,795
Philippines (Republic of) 0.70% 2/3/2029	4,970	4,539
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	3,208
Portuguese Republic 0.475% 10/18/2030	EUR14,440	12,997
Portuguese Republic 3.50% 6/18/2038	14,320	15,547
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[6]	USD1,580	1,575
Romania 2.125% 3/7/2028	EUR570	533
Romania 3.624% 5/26/2030	10,348	9,577
Romania 3.624% 5/26/2030	3,235	2,994
Romania 1.75% 7/13/2030	18,620	14,882
Romania 2.00% 1/28/2032	3,500	2,714
Romania 2.00% 4/14/2033	11,910	8,871
Romania 3.75% 2/7/2034	600	518
Romania 3.375% 2/8/2038	2,695	2,086
Russian Federation 7.00% 8/16/2023[2,8]	RUB822,035	3,981
Russian Federation 7.15% 11/12/2025[2,8]	95,900	464
Russian Federation 2.875% 12/4/2025[8]	EUR6,100	2,785
Russian Federation 2.875% 12/4/2025[8]	2,200	1,005
Russian Federation 4.25% 6/23/2027[8]	USD4,200	1,806
Russian Federation 4.375% 3/21/2029[8]	34,800	14,616
Russian Federation 4.375% 3/21/2029[6,8]	5,000	2,100
Russian Federation 6.90% 5/23/2029[8]	RUB1,241,325	5,481
Russian Federation 7.65% 4/10/2030[8]	5,682,760	25,091
Russian Federation 5.90% 3/12/2031[8]	366,860	1,620
Russian Federation 6.90% 7/23/2031[8]	2,981,770	13,165
Russian Federation 8.50% 9/17/2031[8]	151,920	671
Russian Federation 7.70% 3/23/2033[8]	854,120	3,771
Russian Federation 7.25% 5/10/2034[8]	697,860	3,081
Russian Federation 5.10% 3/28/2035[6,8]	USD3,200	1,344
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,895
Serbia (Republic of) 3.125% 5/15/2027	EUR2,010	1,961
Serbia (Republic of) 6.25% 5/26/2028[6]	USD3,915	3,982
Serbia (Republic of) 1.00% 9/23/2028	EUR355	298
Serbia (Republic of) 1.50% 6/26/2029	8,959	7,403
Serbia (Republic of) 2.05% 9/23/2036	16,380	10,914
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR173,400	9,135
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW3,342,160	2,609
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	26,409,910	20,547
Spain (Kingdom of) 0% 1/31/2027	EUR20,670	20,057
Spain (Kingdom of) 0.80% 7/30/2027	23,070	22,915
Spain (Kingdom of) 1.45% 4/30/2029	5,780	5,755
Spain (Kingdom of) 1.25% 10/31/2030	2,260	2,154
Spain (Kingdom of) 0.50% 10/31/2031	14,540	12,638
Spain (Kingdom of) 0.70% 4/30/2032	15,475	13,489
Spain (Kingdom of) 3.15% 4/30/2033	33,140	35,405
Spain (Kingdom of) 2.70% 10/31/2048	2,690	2,479
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[8]	USD6,416	2,228
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[6,8]	214	74
Tunisia (Republic of) 6.75% 10/31/2023	EUR9,707	8,734
Tunisia (Republic of) 6.75% 10/31/2023	3,344	3,009
Tunisia (Republic of) 6.375% 7/15/2026	12,100	7,978
American Funds Global Balanced Fund — Page 7 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ukraine 7.75% 9/1/2024[8]	USD200	$51
Ukraine 15.84% 2/26/2025	UAH13,500	272
Ukraine 6.75% 6/20/2028	EUR2,121	443
Ukraine 6.876% 5/21/2031[8]	USD12,813	2,673
Ukraine 4.375% 1/27/2032	EUR8,640	1,804
United Kingdom 2.75% 9/7/2024	GBP5,310	6,478
United Kingdom 1.25% 7/22/2027	9,740	11,041
United Kingdom 4.25% 12/7/2027	18,480	23,811
United Kingdom 0.375% 10/22/2030	36,465	36,130
United Kingdom 0.25% 7/31/2031	48,265	46,009
United Kingdom 1.00% 1/31/2032	92,350	92,943
United Kingdom 4.25% 6/7/2032	20,035	26,527
United Kingdom 3.25% 1/22/2044	3,650	4,145
United Kingdom 3.50% 1/22/2045	2,850	3,358
United Kingdom 1.25% 7/31/2051	28,415	19,989
United Mexican States 2.659% 5/24/2031	USD308	259
United Mexican States, Series M20, 10.00% 12/5/2024	MXN397,100	21,154
United Mexican States, Series M, 5.75% 3/5/2026	1,517,490	73,083
United Mexican States, Series M, 7.50% 6/3/2027	69,238	3,499
United Mexican States, Series M, 7.75% 5/29/2031	310,758	15,614
United Mexican States, Series M, 8.00% 11/7/2047	71,410	3,497
United Mexican States, Series M, 8.00% 7/31/2053	1,215,490	59,593
		3,107,269
U.S. Treasury bonds & notes 11.49% U.S. Treasury 10.99%
U.S. Treasury 2.50% 3/31/2023	USD73,869	73,631
U.S. Treasury 2.75% 4/30/2023	89,023	88,626
U.S. Treasury 2.50% 4/30/2024	59,500	57,964
U.S. Treasury 3.25% 8/31/2024	42,800	42,029
U.S. Treasury 4.25% 9/30/2024	62,170	62,029
U.S. Treasury 1.50% 10/31/2024	77,600	73,936
U.S. Treasury 4.125% 1/31/2025	10,431	10,418
U.S. Treasury 3.00% 7/15/2025	64,451	62,945
U.S. Treasury 0.25% 8/31/2025	19,343	17,600
U.S. Treasury 3.50% 9/15/2025[9]	443,000	438,088
U.S. Treasury 3.875% 1/15/2026	6,165	6,164
U.S. Treasury 0.75% 3/31/2026	104,551	95,129
U.S. Treasury 2.125% 5/31/2026	7,420	7,037
U.S. Treasury 0.875% 6/30/2026	70,876	64,339
U.S. Treasury 0.625% 7/31/2026	38,600	34,656
U.S. Treasury 0.75% 8/31/2026	2,092	1,882
U.S. Treasury 0.875% 9/30/2026	172,146	155,307
U.S. Treasury 1.125% 10/31/2026[9]	333,272	302,947
U.S. Treasury 2.25% 2/15/2027	18,600	17,605
U.S. Treasury 2.50% 3/31/2027	71,520	68,235
U.S. Treasury 2.75% 4/30/2027	30,000	28,895
U.S. Treasury 3.125% 8/31/2027	207,375	202,865
U.S. Treasury 4.125% 9/30/2027	93,895	95,782
U.S. Treasury 3.50% 1/31/2028	32,509	32,353
U.S. Treasury 2.75% 2/15/2028	26,500	25,431
U.S. Treasury 0.625% 5/15/2030	107,320	87,759
U.S. Treasury 0.625% 8/15/2030	22,050	17,949
U.S. Treasury 1.25% 8/15/2031	9,980	8,373
U.S. Treasury 1.375% 11/15/2031	74,740	62,995
American Funds Global Balanced Fund — Page 8 of 25

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2/15/2032	USD24,265	$21,286
U.S. Treasury 2.875% 5/15/2032	35,790	34,075
U.S. Treasury 2.75% 8/15/2032	72,871	68,510
U.S. Treasury 4.125% 11/15/2032	57,658	60,624
U.S. Treasury 1.875% 2/15/2041[9]	29,135	21,878
U.S. Treasury 2.25% 5/15/2041	31,225	24,894
U.S. Treasury 3.375% 8/15/2042	60,000	56,684
U.S. Treasury 4.00% 11/15/2042	6,859	7,081
U.S. Treasury 2.875% 5/15/2052	18,585	15,984
U.S. Treasury 3.00% 8/15/2052[9]	154,462	136,356
U.S. Treasury 4.00% 11/15/2052	350	373
		2,690,714
U.S. Treasury inflation-protected securities 0.50%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]	51,757	50,268
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[7]	34,700	33,598
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[7]	22,949	21,977
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[7]	3,538	3,585
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	17,542	12,079
		121,507
Total U.S. Treasury bonds & notes		2,812,221
Corporate bonds, notes & loans 5.63% Financials 1.88%
ACE INA Holdings, Inc. 3.35% 5/3/2026	645	625
ACE INA Holdings, Inc. 4.35% 11/3/2045	665	629
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[10]	EUR11,880	10,458
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,10]	USD10,985	11,374
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[10]	EUR9,000	9,781
American Express Co. 3.375% 5/3/2024	USD1,508	1,482
Aon Corp. 2.85% 5/28/2027	1,300	1,219
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[10]	EUR5,300	5,514
Banco Santander, SA 5.147% 8/18/2025	USD8,000	8,007
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	3,710	3,264
Bank of America Corp. 3.55% 3/5/2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[10]	2,100	2,097
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[10]	1,700	1,641
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[10]	12,375	11,730
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	9,500	8,704
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[10]	10,330	9,260
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	3,402	3,184
Bank of America Corp. 2.496% 2/13/2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[10]	5,200	4,428
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[10]	1,690	1,377
Bank of America Corp. 4.083% 3/20/2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[10]	5,600	4,830
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[10]	8,725	8,728
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[10]	11,970	12,058
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,10]	6,700	6,801
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[10]	6,401	6,063
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[10]	14,050	13,477
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[10]	18,700	16,661
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	2,535	2,232
American Funds Global Balanced Fund — Page 9 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Commonwealth Bank of Australia 2.688% 3/11/2031[6]	USD14,075	$11,328
Corebridge Financial, Inc. 3.90% 4/5/2032[6]	5,620	5,124
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,10]	650	595
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,10]	600	509
Danske Bank AS 3.875% 9/12/2023[6]	5,300	5,250
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[10]	225	203
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	10,270	9,083
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[10]	EUR6,300	6,336
Goldman Sachs Group, Inc. 3.20% 2/23/2023	USD4,000	3,996
Goldman Sachs Group, Inc. 3.50% 4/1/2025	5,126	4,978
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[10]	1,400	1,237
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	460	422
Goldman Sachs Group, Inc. 2.60% 2/7/2030	640	557
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	8,046	6,727
Goldman Sachs Group, Inc. 1.00% 3/18/2033[11]	EUR12,940	10,436
Groupe BPCE SA 5.70% 10/22/2023[6]	USD7,625	7,622
Groupe BPCE SA 1.625% 1/14/2025[6]	1,490	1,397
Groupe BPCE SA 1.00% 4/1/2025	EUR6,800	7,002
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[10]	USD9,368	9,127
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[10]	680	577
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,205
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	624	512
Intercontinental Exchange, Inc. 4.00% 9/15/2027	14,230	14,056
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	10,165	9,920
JPMorgan Chase & Co. 2.70% 5/18/2023	4,225	4,198
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[10]	12,058	10,842
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	2,448	2,401
JPMorgan Chase & Co. 4.452% 12/5/2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[10]	900	879
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	11,445	11,184
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	1,230	1,107
Lloyds Banking Group PLC 7.625% 4/22/2025	GBP1,225	1,612
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	USD800	711
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[10]	9,110	8,110
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	8,173	7,343
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[10]	515	470
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[10]	857	833
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	962	973
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]	2,586	2,246
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[10]	925	736
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[10]	EUR25,585	25,461
National Australia Bank, Ltd. 2.99% 5/21/2031[6]	USD420	345
New York Life Global Funding 1.20% 8/7/2030[6]	6,520	5,178
New York Life Insurance Company 3.75% 5/15/2050[6]	1,261	1,054
Royal Bank of Canada 1.20% 4/27/2026	10,600	9,552
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	6,965
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,10]	2,600	2,523
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[10]	1,060	969
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,10]	19,810	19,623
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[10]	1,081	1,056
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]	19,528	18,580
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	14,700	13,330
American Funds Global Balanced Fund — Page 10 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	USD700	$654
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	18,960	17,703
		460,461
Utilities 0.68%
Alabama Power Co. 3.00% 3/15/2052	20,000	14,295
American Electric Power Company, Inc. 1.00% 11/1/2025	100	90
Berkshire Hathaway Energy Company 3.50% 2/1/2025	4,200	4,111
Berkshire Hathaway Energy Company 1.65% 5/15/2031	6,375	5,123
Berkshire Hathaway Energy Company 2.85% 5/15/2051	1,142	809
CMS Energy Corp. 3.60% 11/15/2025	2,000	1,922
CMS Energy Corp. 3.00% 5/15/2026	1,960	1,853
CMS Energy Corp. 3.45% 8/15/2027	890	842
Consumers Energy Co. 3.60% 8/15/2032	11,990	11,265
Dominion Energy, Inc. 2.25% 8/15/2031	250	208
Duke Energy Carolinas, LLC 3.05% 3/15/2023	4,535	4,528
Duke Energy Corp. 3.75% 4/15/2024	3,950	3,899
Duke Energy Progress, LLC 3.70% 9/1/2028	2,400	2,326
Duke Energy Progress, LLC 2.00% 8/15/2031	850	699
E.ON SE 1.625% 3/29/2031	EUR14,570	13,718
Edison International 5.75% 6/15/2027	USD833	855
Edison International 4.125% 3/15/2028	4,942	4,700
Enel Finance International SA 1.875% 7/12/2028[6]	9,491	7,946
Enersis Américas SA 4.00% 10/25/2026	1,215	1,192
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[6]	8,481	7,125
Entergy Louisiana, LLC 4.75% 9/15/2052	500	483
Eversource Energy 1.40% 8/15/2026	425	381
Exelon Corp. 3.40% 4/15/2026	4,390	4,220
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	225	202
Florida Power & Light Company 2.875% 12/4/2051	10,150	7,394
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	3,590	3,295
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,239
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030	447	379
NextEra Energy Capital Holdings, Inc. 2.44% 1/15/2032	11,550	9,655
Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	2,380	2,301
Pacific Gas and Electric Co. 2.95% 3/1/2026	1,035	967
Pacific Gas and Electric Co. 3.30% 3/15/2027	1,775	1,642
Pacific Gas and Electric Co. 2.10% 8/1/2027	5,108	4,485
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,049	997
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,327	2,173
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,358	16,444
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,600	3,059
Pacific Gas and Electric Co. 3.30% 8/1/2040	11,495	8,264
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,246
Public Service Electric and Gas Co. 2.05% 8/1/2050	1,595	969
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	291
Southern California Edison Co. 2.85% 8/1/2029	525	470
Xcel Energy, Inc. 3.35% 12/1/2026	4,502	4,303
		167,365
American Funds Global Balanced Fund — Page 11 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.65%	Principal amount (000)	Value (000)
AT&T, Inc. 2.30% 6/1/2027	USD1,000	$915
AT&T, Inc. 2.75% 6/1/2031	12,327	10,643
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,220
AT&T, Inc. 2.55% 12/1/2033	USD9,200	7,445
AT&T, Inc. 3.50% 9/15/2053	652	482
Comcast Corp. 3.95% 10/15/2025	7,695	7,588
Comcast Corp. 0% 9/14/2026	EUR4,905	4,735
Comcast Corp. 0.25% 5/20/2027	3,570	3,398
Comcast Corp. 0.25% 9/14/2029	5,185	4,580
Deutsche Telekom International Finance BV 4.375% 6/21/2028[6]	USD6,025	5,951
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,510	1,977
Discovery Communications, Inc. 3.625% 5/15/2030	1,467	1,292
France Télécom 5.375% 11/22/2050	GBP2,000	2,617
Netflix, Inc. 6.375% 5/15/2029	USD259	278
Netflix, Inc. 3.875% 11/15/2029[11]	EUR13,730	14,651
Tencent Holdings, Ltd. 2.39% 6/3/2030[6]	USD13,730	11,569
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	6,050	4,175
T-Mobile US, Inc. 1.50% 2/15/2026	3,900	3,560
T-Mobile US, Inc. 2.05% 2/15/2028	2,500	2,204
T-Mobile US, Inc. 2.55% 2/15/2031	3,900	3,314
T-Mobile US, Inc. 3.00% 2/15/2041	500	373
T-Mobile US, Inc. 3.30% 2/15/2051	600	433
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	8,780
Verizon Communications, Inc. 3.15% 3/22/2030	USD2,050	1,863
Verizon Communications, Inc. 1.68% 10/30/2030	298	241
Verizon Communications, Inc. 2.55% 3/21/2031	28,040	23,954
Verizon Communications, Inc. 0.75% 3/22/2032	EUR4,480	3,757
Walt Disney Company 2.65% 1/13/2031	USD7,420	6,553
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[6]	873	778
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[6]	19,461	16,639
		157,965
Consumer discretionary 0.58%
Amazon.com, Inc. 2.80% 8/22/2024	7,345	7,155
Amazon.com, Inc. 3.45% 4/13/2029	1,600	1,540
Amazon.com, Inc. 3.60% 4/13/2032	1,600	1,523
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,826
American Honda Finance Corp. 0.75% 11/25/2026	GBP510	553
Bayerische Motoren Werke AG 3.90% 4/9/2025[6]	USD2,780	2,740
Bayerische Motoren Werke AG 1.25% 8/12/2026[6]	325	290
Bayerische Motoren Werke AG 4.15% 4/9/2030[6]	2,780	2,713
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	5,900	5,664
General Motors Financial Co. 1.05% 3/8/2024	225	215
General Motors Financial Co. 2.40% 4/10/2028	10,250	8,935
Hyundai Capital America 0.875% 6/14/2024[6]	6,740	6,358
Hyundai Capital America 1.50% 6/15/2026[6]	5,310	4,722
Hyundai Capital America 1.65% 9/17/2026[6]	275	243
Hyundai Capital America 2.375% 10/15/2027[6]	4,619	4,103
Hyundai Capital America 2.00% 6/15/2028[6]	3,275	2,777
NIKE, Inc. 3.375% 3/27/2050	1,875	1,572
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[6]	13,776	14,809
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	11,135	9,591
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	4,362	4,563
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	3,626	3,830
American Funds Global Balanced Fund — Page 12 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	USD3,350	$2,956
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	20,580	21,110
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	925	746
Stellantis NV 0.75% 1/18/2029	EUR625	565
Stellantis NV 1.25% 6/20/2033	10,850	8,738
Toyota Motor Credit Corp. 1.90% 1/13/2027	USD703	640
Toyota Motor Credit Corp. 3.375% 4/1/2030	1,239	1,165
Volkswagen Financial Services NV 0.875% 2/20/2025	GBP1,000	1,131
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[6]	USD7,666	7,628
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[6]	6,300	6,249
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]	5,445	5,391
		143,041
Energy 0.43%
Baker Hughes Co. 4.486% 5/1/2030	1,258	1,239
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	9,875	8,644
Cenovus Energy, Inc. 5.40% 6/15/2047	879	850
Continental Resources, Inc. 2.875% 4/1/2032[6]	11,773	9,260
Kinder Morgan, Inc. 4.30% 6/1/2025	10,300	10,194
Kinder Morgan, Inc. 3.60% 2/15/2051	10,050	7,454
MPLX, LP 2.65% 8/15/2030	3,002	2,563
ONEOK, Inc. 2.20% 9/15/2025	535	498
ONEOK, Inc. 3.10% 3/15/2030	3,835	3,377
Petróleos Mexicanos 7.19% 9/12/2024	MXN158,687	7,825
Petróleos Mexicanos 6.875% 10/16/2025	USD210	211
Plains All American Pipeline, LP 3.80% 9/15/2030	1,081	983
PTT Exploration and Production PCL 2.587% 6/10/2027[6]	740	677
Qatar Energy 1.375% 9/12/2026[6]	680	612
Qatar Energy 3.125% 7/12/2041[6]	20,550	16,325
SA Global Sukuk, Ltd. 0.946% 6/17/2024[6]	1,500	1,422
Shell International Finance BV 3.50% 11/13/2023	3,505	3,469
Shell International Finance BV 2.375% 11/7/2029	2,060	1,847
TotalEnergies SE 2.708% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 2.75% on 5/5/2023)[10]	EUR1,100	1,190
TransCanada Corp. 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	USD18,000	17,546
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	3,360	3,205
Williams Companies, Inc. 3.50% 11/15/2030	2,749	2,520
Williams Companies, Inc. 2.60% 3/15/2031	470	398
Williams Partners, LP 4.30% 3/4/2024	2,000	1,982
Williams Partners, LP 3.90% 1/15/2025	945	926
		105,217
Information technology 0.34%
Adobe, Inc. 2.15% 2/1/2027	3,585	3,333
Apple, Inc. 3.35% 2/9/2027	2,650	2,579
Apple, Inc. 3.35% 8/8/2032	20,330	19,011
Apple, Inc. 2.375% 2/8/2041	750	561
Apple, Inc. 2.40% 8/20/2050	500	338
Broadcom, Inc. 3.15% 11/15/2025	659	630
Broadcom, Inc. 4.00% 4/15/2029[6]	3,915	3,674
Broadcom, Inc. 4.15% 11/15/2030	3,330	3,110
Broadcom, Inc. 3.419% 4/15/2033[6]	2,171	1,823
Broadcom, Inc. 3.137% 11/15/2035[6]	75	58
Broadcom, Inc. 3.75% 2/15/2051[6]	101	75
Lenovo Group, Ltd. 5.875% 4/24/2025	16,810	16,834
American Funds Global Balanced Fund — Page 13 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 2.00% 11/18/2031	USD8,291	$6,964
Microsoft Corp. 2.40% 8/8/2026	10,568	9,971
Microsoft Corp. 3.30% 2/6/2027	2,600	2,533
Oracle Corp. 2.65% 7/15/2026	5,224	4,894
Oracle Corp. 3.25% 11/15/2027	4,246	3,999
PayPal Holdings, Inc. 2.30% 6/1/2030	1,701	1,451
		81,838
Industrials 0.31%
Boeing Company 4.508% 5/1/2023	26,500	26,460
Boeing Company 3.25% 2/1/2028	650	607
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	164	142
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	13,661	10,091
Carrier Global Corp. 2.242% 2/15/2025	210	199
Carrier Global Corp. 2.493% 2/15/2027	277	256
CSX Corp. 2.50% 5/15/2051	275	183
Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	917
Masco Corp. 1.50% 2/15/2028	USD309	263
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	15,523	14,377
Singapore Airlines, Ltd. 3.375% 1/19/2029	17,940	16,480
Union Pacific Corp. 2.80% 2/14/2032	800	709
United Technologies Corp. 4.125% 11/16/2028	5,000	4,909
		75,593
Consumer staples 0.27%
Altria Group, Inc. 1.70% 6/15/2025	EUR12,300	12,801
Altria Group, Inc. 2.20% 6/15/2027	6,300	6,271
Anheuser-Busch InBev NV 4.00% 4/13/2028	USD2,800	2,752
Anheuser-Busch InBev NV 4.75% 1/23/2029	8,970	9,118
Anheuser-Busch InBev NV 4.50% 6/1/2050	845	804
BAT Netherlands Finance 3.125% 4/7/2028	EUR1,900	1,976
British American Tobacco PLC 3.215% 9/6/2026	USD2,181	2,056
British American Tobacco PLC 4.70% 4/2/2027	4,193	4,110
British American Tobacco PLC 3.557% 8/15/2027	2,610	2,437
British American Tobacco PLC 3.462% 9/6/2029	2,625	2,324
Conagra Brands, Inc. 4.30% 5/1/2024	6,130	6,068
Conagra Brands, Inc. 1.375% 11/1/2027	355	304
Kimberly-Clark Corp. 3.10% 3/26/2030	374	346
Philip Morris International, Inc. 2.10% 5/1/2030	2,078	1,741
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,244
Philip Morris International, Inc. 4.125% 3/4/2043	819	691
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	1,003
Reynolds American, Inc. 4.45% 6/12/2025	4,190	4,116
		66,162
Health care 0.26%
Abbott Laboratories 3.75% 11/30/2026	1,133	1,119
AbbVie, Inc. 3.80% 3/15/2025	5,000	4,906
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,882
Amgen, Inc. 1.90% 2/21/2025	1,644	1,551
Amgen, Inc. 2.20% 2/21/2027	1,261	1,158
Amgen, Inc. 4.20% 3/1/2033	1,425	1,368
AstraZeneca Finance, LLC 1.75% 5/28/2028	3,480	3,064
AstraZeneca Finance, LLC 2.25% 5/28/2031	5,028	4,353
American Funds Global Balanced Fund — Page 14 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 3.50% 8/17/2023	USD4,500	$4,468
Bayer US Finance II, LLC 3.875% 12/15/2023[6]	2,582	2,550
Bayer US Finance II, LLC 4.25% 12/15/2025[6]	219	215
Becton, Dickinson and Company 3.734% 12/15/2024	322	316
Becton, Dickinson and Company 3.70% 6/6/2027	1,888	1,837
Becton, Dickinson and Company 2.823% 5/20/2030	1,089	970
Becton, Dickinson and Company 4.298% 8/22/2032	12,340	12,056
Cigna Corp. 4.125% 11/15/2025	1,010	999
Cigna Corp. 2.375% 3/15/2031	49	42
EMD Finance, LLC 3.25% 3/19/2025[6]	9,675	9,369
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	2,829
Shire PLC 2.875% 9/23/2023	988	973
Shire PLC 3.20% 9/23/2026	905	865
Stryker Corp. 0.25% 12/3/2024	EUR1,200	1,234
Stryker Corp. 0.75% 3/1/2029	2,440	2,263
Stryker Corp. 1.00% 12/3/2031	1,130	987
Takeda Pharmaceutical Company, Ltd. 0.75% 7/9/2027	1,984	1,923
		64,297
Materials 0.13%
Anglo American Capital PLC 5.375% 4/1/2025[6]	USD9,050	9,053
Anglo American Capital PLC 5.625% 4/1/2030[6]	600	619
Celanese US Holdings, LLC 5.337% 1/19/2029	EUR9,025	9,774
Celanese US Holdings, LLC 6.379% 7/15/2032	USD3,255	3,282
Dow Chemical Co. 0.50% 3/15/2027	EUR3,140	2,989
Dow Chemical Co. 1.125% 3/15/2032	2,890	2,446
Newcrest Finance Pty, Ltd. 3.25% 5/13/2030[6]	USD1,055	919
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,117
		32,199
Real estate 0.09%
American Tower Corp. 0.45% 1/15/2027	EUR7,635	7,221
American Tower Corp. 0.875% 5/21/2029	5,170	4,584
American Tower Corp. 1.25% 5/21/2033	2,165	1,782
Corporate Office Properties, LP 2.75% 4/15/2031	USD180	141
Equinix, Inc. 3.20% 11/18/2029	650	589
Equinix, Inc. 2.15% 7/15/2030	5,662	4,708
Equinix, Inc. 3.00% 7/15/2050	1,738	1,198
VICI Properties, LP 4.375% 5/15/2025	561	549
WEA Finance, LLC 3.75% 9/17/2024[6]	2,070	1,975
		22,747
Municipals 0.01%
Aeropuerto International de Tocume SA 5.125% 8/11/2061[6]	3,390	2,768
Total corporate bonds, notes & loans		1,379,653
Mortgage-backed obligations 2.41% Federal agency mortgage-backed obligations 1.65%
Fannie Mae Pool #MA3539 4.50% 12/1/2038[12]	110	112
Fannie Mae Pool #CA7599 2.50% 11/1/2050[12]	6,264	5,620
Fannie Mae Pool #FS0647 3.00% 2/1/2052[12]	275	255
Fannie Mae Pool #MA4565 3.50% 3/1/2052[12]	79	75
Fannie Mae Pool #BT8117 3.50% 4/1/2052[12]	669	629
Fannie Mae Pool #BV7866 3.50% 7/1/2052[12]	7,085	6,652
American Funds Global Balanced Fund — Page 15 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW5789 4.50% 8/1/2052[12]	USD998	$987
Fannie Mae Pool #BW4199 4.50% 8/1/2052[12]	996	985
Fannie Mae Pool #MA4732 4.00% 9/1/2052[12]	33,908	32,777
Fannie Mae Pool #MA4733 4.50% 9/1/2052[12]	16,185	16,000
Fannie Mae Pool #BW1192 4.50% 9/1/2052[12]	2,548	2,519
Fannie Mae Pool #MA4784 4.50% 10/1/2052[12]	7,711	7,623
Fannie Mae Pool #BW8996 4.50% 10/1/2052[12]	993	982
Fannie Mae Pool #BW8981 4.50% 10/1/2052[12]	991	979
Fannie Mae Pool #CB4959 4.50% 10/1/2052[12]	987	976
Fannie Mae Pool #CB4794 4.50% 10/1/2052[12]	535	529
Fannie Mae Pool #BW1211 5.00% 10/1/2052[12]	8,149	8,188
Fannie Mae Pool #MA4887 2.50% 11/1/2052[12]	858	753
Fannie Mae Pool #MA4805 4.50% 11/1/2052[12]	213	210
Fannie Mae Pool #BX1766 5.00% 11/1/2052[12]	3,665	3,682
Fannie Mae Pool #MA4839 4.00% 12/1/2052[12]	1,275	1,233
Fannie Mae Pool #MA4840 4.50% 12/1/2052[12]	872	862
Fannie Mae Pool #MA4841 5.00% 12/1/2052[12]	633	636
Fannie Mae Pool #BX1822 5.00% 12/1/2052[12]	499	502
Fannie Mae Pool #BX4020 5.00% 12/1/2052[12]	158	159
Freddie Mac Pool #SI2002 4.00% 3/1/2048[12]	4	4
Freddie Mac Pool #SD8194 2.50% 2/1/2052[12]	33	29
Freddie Mac Pool #QE0025 2.50% 4/1/2052[12]	34	30
Freddie Mac Pool #QE0768 3.50% 4/1/2052[12]	996	936
Freddie Mac Pool #QD9868 3.50% 4/1/2052[12]	99	93
Freddie Mac Pool #QE1859 2.50% 5/1/2052[12]	29	25
Freddie Mac Pool #RA7386 3.50% 5/1/2052[12]	75	71
Freddie Mac Pool #QE4855 3.50% 6/1/2052[12]	845	794
Freddie Mac Pool #RA7587 3.50% 6/1/2052[12]	207	195
Freddie Mac Pool #SD8221 3.50% 6/1/2052[12]	78	73
Freddie Mac Pool #QE6097 2.50% 7/1/2052[12]	190	167
Freddie Mac Pool #SD8238 4.50% 8/1/2052[12]	344	340
Freddie Mac Pool #SD1576 5.00% 8/1/2052[12]	2,490	2,501
Freddie Mac Pool #QF0671 4.50% 9/1/2052[12]	1,556	1,538
Freddie Mac Pool #QE9565 4.50% 9/1/2052[12]	499	493
Freddie Mac Pool #QF0706 5.00% 9/1/2052[12]	922	929
Freddie Mac Pool #QF0151 5.00% 9/1/2052[12]	50	50
Freddie Mac Pool #QF1925 4.00% 10/1/2052[12]	997	964
Freddie Mac Pool #SD8257 4.50% 10/1/2052[12]	27,946	27,628
Freddie Mac Pool #QF2846 4.50% 11/1/2052[12]	268	265
Freddie Mac Pool #QF4090 5.00% 11/1/2052[12]	283	284
Freddie Mac Pool #SD8275 4.50% 12/1/2052[12]	3,581	3,540
Freddie Mac Pool #SD8288 5.00% 1/1/2053[12]	4,309	4,329
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[12]	36,020	35,412
Government National Mortgage Assn. 4.00% 10/20/2045[12]	362	357
Government National Mortgage Assn. 3.50% 2/1/2053[12,13]	59,655	56,419
Government National Mortgage Assn. 5.00% 2/1/2053[12,13]	2,880	2,900
Government National Mortgage Assn. 5.00% 3/1/2053[12,13]	47,100	47,413
Uniform Mortgage-Backed Security 3.50% 2/1/2053[12,13]	37,814	35,472
Uniform Mortgage-Backed Security 4.00% 2/1/2053[12,13]	1,452	1,403
Uniform Mortgage-Backed Security 4.50% 2/1/2053[12,13]	180	178
Uniform Mortgage-Backed Security 5.50% 2/1/2053[12,13]	34,800	35,374
American Funds Global Balanced Fund — Page 16 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.50% 3/1/2053[12,13]	USD600	$593
Uniform Mortgage-Backed Security 5.00% 3/1/2053[12,13]	49,365	49,542
		404,266
Other mortgage-backed securities 0.76%
Nordea Kredit 0.50% 10/1/2040[12]	DKK59,759	6,888
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[12]	15,344	2,034
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2040[12]	521,741	60,117
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[12]	147,885	18,688
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[12]	747,488	84,496
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[12]	48,811	5,346
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[12]	50,091	5,417
Realkredit Danmark AS 1.00% 10/1/2053[12]	19,984	2,166
		185,152
Total mortgage-backed obligations		589,418
Asset-backed obligations 0.60%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 5.445% 12/18/2025[12,14]	USD11,381	11,411
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,12]	8,068	8,117
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.049% 9/15/2025[12,14]	7,928	7,943
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 8/15/2024[12]	2,723	2,718
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[12]	3,337	3,333
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 4.879% 2/15/2025[12,14]	5,829	5,832
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.02% 10/21/2024[12,14]	6,702	6,715
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 4.879% 9/16/2025[12,14]	7,360	7,370
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 4.859% 5/15/2025[12,14]	6,830	6,836
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[12]	18,200	17,848
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 4.959% 8/15/2024[12,14]	15,261	15,273
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[12]	9,629	9,603
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (1-month USD-SOFR + 0.57%) 4.849% 8/15/2025[12,14]	2,464	2,467
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[10,12]	14,770	14,536
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[12]	8,692	8,581
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[6,12]	10,258	10,165
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,12]	5,975	5,986
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,12]	1,236	1,239
		145,973
Municipals 0.03% Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	4,090	3,094
American Funds Global Balanced Fund — Page 17 of 25

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Texas 0.02%	Principal amount (000)	Value (000)
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	USD5,670	$4,436
Total municipals		7,530
Total bonds, notes & other debt instruments (cost: $8,924,771,000)		8,042,064
Short-term securities 5.90% Money market investments 5.90%	Shares
Capital Group Central Cash Fund 4.46%[5,15]	14,447,977	1,444,653
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.46%[5,15,16]	221	22
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[15,16]	3,892	4
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.23%[15,16]	3,892	4
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.14%[15,16]	1,415	2
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.07%[15,16]	1,061	1
Fidelity Investments Money Market Government Portfolio, Class I 4.20%[15,16]	1,061	1
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.30%[15,16]	901	1
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%[15,16]	1,061	1
		36
Total short-term securities (cost: $1,444,541,000)		1,444,689
Total investment securities 100.52% (cost: $22,010,734,000)		24,611,965
Other assets less liabilities (0.52)%		(126,367)
Net assets 100.00%		$24,485,598
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	649	March 2023	USD133,466	$404
5 Year Euro-Bobl Futures	Short	48	March 2023	(6,121)	63
5 Year U.S. Treasury Note Futures	Short	1,230	March 2023	(134,368)	617
10 Year Euro-Bund Futures	Long	1,275	March 2023	189,648	(6,502)
10 Year Italy Government Bond Futures	Long	12	March 2023	1,489	(45)
10 Year Japanese Government Bond Futures	Short	117	March 2023	(131,737)	(587)
10 Year Australian Treasury Bond Futures	Long	299	March 2023	25,416	(497)
10 Year Ultra U.S. Treasury Note Futures	Long	838	March 2023	101,568	1,628
10 Year U.S. Treasury Note Futures	Short	660	March 2023	(75,580)	(1,004)
10 Year UK Gilt Futures	Long	3	March 2023	387	(7)
20 Year U.S. Treasury Bond Futures	Long	207	March 2023	26,884	569
American Funds Global Balanced Fund — Page 18 of 25

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2023 (000)
30 Year Euro-Buxl Futures	Long	91	March 2023	USD14,246	$(1,615)
30 Year Ultra U.S. Treasury Bond Futures	Short	506	March 2023	(71,726)	(2,933)
					$(9,909)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 1/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	44,067	PLN	191,320	HSBC Bank	2/2/2023	$(95)
PLN	9,600	USD	2,315	BNP Paribas	2/2/2023	(99)
PLN	181,720	USD	43,819	BNP Paribas	2/2/2023	(1,873)
IDR	12,592,370	USD	809	Citibank	2/6/2023	30
USD	28,767	AUD	42,490	Bank of America	2/6/2023	(1,232)
KRW	25,772,538	USD	20,230	Citibank	2/9/2023	675
SEK	6,730	USD	637	Bank of America	2/10/2023	6
MYR	5,220	USD	1,224	HSBC Bank	2/10/2023	3
PLN	7,770	EUR	1,646	UBS AG	2/10/2023	2
USD	223	INR	18,470	Standard Chartered Bank	2/10/2023	(3)
USD	1,003	NZD	1,590	Bank of America	2/10/2023	(25)
USD	1,189	MYR	5,220	JPMorgan Chase	2/10/2023	(38)
USD	2,423	MXN	46,650	Goldman Sachs	2/10/2023	(50)
USD	16,980	MYR	74,150	Standard Chartered Bank	2/10/2023	(449)
USD	48,991	AUD	72,051	HSBC Bank	2/10/2023	(1,887)
EUR	187,279	USD	201,462	Morgan Stanley	2/13/2023	2,311
EUR	30,647	USD	32,956	UBS AG	2/13/2023	390
THB	1,187,040	USD	35,774	Citibank	2/13/2023	383
CAD	34,312	USD	25,606	HSBC Bank	2/13/2023	184
NZD	11,001	USD	7,023	Bank of America	2/13/2023	89
CZK	44,185	USD	1,973	UBS AG	2/13/2023	46
THB	104,000	USD	3,130	Standard Chartered Bank	2/13/2023	37
CNH	29,370	USD	4,335	JPMorgan Chase	2/13/2023	17
USD	4	GBP	3	Bank of America	2/13/2023	—[3]
USD	934	EUR	860	BNP Paribas	2/13/2023	(2)
USD	8,254	CNH	55,806	Bank of America	2/13/2023	(14)
SEK	73,900	USD	7,116	HSBC Bank	2/13/2023	(44)
USD	2,965	COP	14,363,080	Citibank	2/13/2023	(104)
USD	61,075	EUR	56,775	Morgan Stanley	2/13/2023	(701)
JPY	8,191,530	USD	62,035	BNP Paribas	2/14/2023	1,012
GBP	24,030	USD	29,159	JPMorgan Chase	2/14/2023	475
USD	29,346	JPY	3,759,000	Morgan Stanley	2/14/2023	415
AUD	26,450	USD	18,286	Bank of America	2/14/2023	394
CAD	14,745	USD	11,002	Bank of America	2/14/2023	81
EUR	7,375	USD	7,949	Morgan Stanley	2/14/2023	76
EUR	132,735	DKK	987,155	Morgan Stanley	2/14/2023	31
DKK	44,530	EUR	5,988	Goldman Sachs	2/14/2023	(1)
JPY	380,000	USD	2,942	HSBC Bank	2/14/2023	(17)
USD	1,335	MXN	25,612	JPMorgan Chase	2/14/2023	(22)
American Funds Global Balanced Fund — Page 19 of 25

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 1/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	3,074	CAD	4,120	Bank of America	2/14/2023	$(23)
USD	4,696	DKK	32,364	HSBC Bank	2/14/2023	(38)
JPY	4,480,080	USD	34,681	HSBC Bank	2/14/2023	(200)
PLN	7,170	USD	1,649	Bank of America	2/17/2023	4
EUR	1,989	PLN	9,370	UBS AG	2/17/2023	4
EUR	13,065	DKK	97,170	JPMorgan Chase	2/23/2023	1
MYR	55,100	USD	12,932	HSBC Bank	2/24/2023	28
USD	80,530	MXN	1,515,750	BNP Paribas	2/27/2023	394
USD	28,475	BRL	145,235	Bank of America	2/27/2023	(5)
USD	492	CLP	400,000	Bank of America	2/27/2023	(8)
USD	17,724	EUR	16,312	BNP Paribas	2/27/2023	(38)
USD	13,201	COP	62,372,330	Morgan Stanley	2/27/2023	(89)
KRW	23,300,000	USD	17,627	Standard Chartered Bank	2/28/2023	1,283
KRW	2,062,960	USD	1,561	Standard Chartered Bank	2/28/2023	114
EUR	67,140	USD	72,792	Morgan Stanley	3/3/2023	336
JPY	2,755,700	USD	21,566	HSBC Bank	3/3/2023	(311)
JPY	5,001,065	AUD	55,880	Bank of America	3/3/2023	(916)
JPY	29,891,055	USD	233,876	Standard Chartered Bank	3/3/2023	(3,328)
CNH	528,180	USD	75,395	Standard Chartered Bank	3/6/2023	2,952
EUR	42,100	USD	44,280	Bank of America	3/6/2023	1,584
JPY	4,484,110	USD	33,282	BNP Paribas	3/6/2023	1,319
KRW	21,398,970	USD	16,435	HSBC Bank	3/6/2023	936
CNH	280,410	USD	41,008	Standard Chartered Bank	3/6/2023	587
CNH	46,470	USD	6,633	Standard Chartered Bank	3/6/2023	260
EUR	3,660	USD	3,850	Bank of America	3/6/2023	138
JPY	387,930	USD	2,879	BNP Paribas	3/6/2023	114
PLN	191,320	USD	43,965	HSBC Bank	3/6/2023	96
KRW	1,850,020	USD	1,421	HSBC Bank	3/6/2023	81
CNH	24,700	USD	3,612	Standard Chartered Bank	3/6/2023	52
JPY	27,096,995	USD	210,009	Morgan Stanley	3/6/2023	(917)
						$4,411
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 1/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD23,959	$(338)	$—	$(338)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	204,176	(2,886)	—	(2,886)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	75,250	(1,104)	—	(1,104)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	188,099	(2,737)	—	(2,737)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	31,027	(456)	—	(456)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	31,027	(456)	—	(456)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	34,062	(508)	—	(508)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	63,786	(977)	—	(977)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	63,714	(1,021)	—	(1,021)
American Funds Global Balanced Fund — Page 20 of 25

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 1/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD64,930	$(1,044)	$—	$(1,044)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	65,200	(1,048)	—	(1,048)
1.5212%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	15,900	(271)	—	(271)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	57,556	(985)	—	(985)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	65,649	(1,118)	—	(1,118)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	65,577	(1,107)	—	(1,107)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	65,577	(1,107)	—	(1,107)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	72,901	(1,225)	—	(1,225)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(2,924)	—	(2,924)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(2,935)	—	(2,935)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	16,270	(251)	—	(251)
3.6097%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	4/14/2024	23,900	(306)	—	(306)
2.42%	Annual	SONIA	Annual	5/5/2024	GBP147,560	(3,284)	—	(3,284)
2.495%	Annual	SONIA	Annual	5/5/2024	181,830	(3,886)	—	(3,886)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD671,400	(398)	—	(398)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN126,900	(438)	—	(438)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	166,800	(577)	—	(577)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	205,100	(692)	—	(692)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	543,800	(1,853)	—	(1,853)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	565,700	(1,914)	—	(1,914)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	716,200	(2,483)	—	(2,483)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	466,325	(1,602)	—	(1,602)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	212,700	(400)	—	(400)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	318,971	(584)	—	(584)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	499,800	(881)	—	(881)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	499,800	(898)	—	(898)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	657,429	(1,313)	—	(1,313)
7.475%	28-day	28-day MXN-TIIE	28-day	2/3/2027	79,150	(165)	—	(165)
8.715%	28-day	28-day MXN-TIIE	28-day	4/7/2027	162,800	33	—	33
SOFR	Annual	3.29015%	Annual	1/13/2030	USD304,380	(28)	—	(28)
						$(46,167)	$—	$(46,167)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[17] (000)	Value at 1/31/2023[18] (000)	Upfront premium paid (000)	Unrealized appreciation at 1/31/2023 (000)
1.00%	Quarterly	CDX.NA.IG.39	12/20/2027	USD91,790	$1,153	$475	$678
Investments in affiliates5

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)
Investment funds 1.58%
Capital Group Central Corporate Bond Fund	$249,468	$112,631	$—	$—	$24,032	$386,131	$3,240
American Funds Global Balanced Fund — Page 21 of 25

unaudited
Investments in affiliates5 (continued)

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)
Short-term securities 5.90%
Money market investments 5.90%
Capital Group Central Cash Fund 4.46%[15]	$1,602,670	$700,879	$859,080	$42	$142	$1,444,653	$15,026
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.46%[15,16]	4,288		4,266[19]			22	—[20]
Total short-term securities						1,444,675
Total 7.48%				$42	$24,174	$1,830,806	$18,266
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 11/15/2029	2/8/2022-7/13/2022	$13,407	$14,651.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	15,497	10,436.04
Total		$28,904	$25,087.10%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $13,989,000, which represented .06% of the net assets of the fund.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $381,032,000, which represented 1.56% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Scheduled interest and/or principal payment was not received.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $37,576,000, which represented .15% of the net assets of the fund.
[10]	Step bond; coupon rate may change at a later date.
[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,087,000, which represented .10% of the net assets of the fund.

[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[15]	Rate represents the seven-day yield at 1/31/2023.
[16]	Security purchased with cash collateral from securities on loan.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Represents net activity.
[20]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
American Funds Global Balanced Fund — Page 22 of 25

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,117,674,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,920,125,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,375,112,000 and $299,968,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Balanced Fund — Page 23 of 25

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,007,773	$1,560,539	$—	$2,568,312
Industrials	1,211,356	810,027	—	2,021,383
Health care	1,195,327	690,985	—	1,886,312
Information technology	1,430,540	214,281	—	1,644,821
Consumer staples	280,343	1,056,549	—	1,336,892
Materials	480,733	683,473	—	1,164,206
Energy	718,507	398,302	—	1,116,809
Utilities	469,414	554,988	—	1,024,402
Communication services	579,848	186,674	—*	766,522
Consumer discretionary	307,190	318,648	—	625,838
Real estate	183,347	226,044	—	409,391
Preferred securities	52,915	42,129	—	95,044
Convertible stocks	79,149	—	—	79,149
Investment funds	386,131	—	—	386,131
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,102,824	4,445	3,107,269
U.S. Treasury bonds & notes	—	2,812,221	—	2,812,221
Corporate bonds, notes & loans	—	1,379,653	—	1,379,653
Mortgage-backed obligations	—	589,418	—	589,418
Asset-backed obligations	—	145,973	—	145,973
Municipals	—	7,530	—	7,530
Short-term securities	1,444,689	—	—	1,444,689
Total	$9,827,262	$14,780,258	$4,445	$24,611,965

Refer to the next page for footnotes.
American Funds Global Balanced Fund — Page 24 of 25

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,281	$—	$—	$3,281
Unrealized appreciation on open forward currency contracts	—	16,940	—	16,940
Unrealized appreciation on centrally cleared interest rate swaps	—	33	—	33
Unrealized appreciation on centrally cleared credit default swaps	—	678	—	678
Liabilities:
Unrealized depreciation on futures contracts	(13,190)	—	—	(13,190)
Unrealized depreciation on open forward currency contracts	—	(12,529)	—	(12,529)
Unrealized depreciation on centrally cleared interest rate swaps	—	(46,200)	—	(46,200)
Total	$(9,909)	$(41,078)	$—	$(50,987)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNY = Chinese yuan
COP = Colombian pesos
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RUB = Russian rubles
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-037-0323O-S89755
American Funds Global Balanced Fund — Page 25 of 25